Net Loss Per Share of Common Stock - Schedule of Net Loss Per Share Basic and Diluted (Details) (10-K) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net loss	$ (733,414)	$ (874,336)	$ (969,078)	$ (750,832)	$ (1,607,750)	$ (1,719,910)	$ (3,357,876)	$ (3,765,047)
Deemed dividend related to the triggering of the full ratchet anti-dilution provision at fair value							(506,993)
Net loss available to common stockholders							$ (3,864,869)	$ (3,765,047)
Weighted average number of common stock-basic and diluted	5,515,447		5,525,009		5,515,447	5,525,009	5,525,635	5,332,141
Basic and diluted net loss per share	$ (0.13)		$ (0.18)		$ (0.29)	$ (0.31)	$ (0.70)	$ (0.71)